Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Right-of-use Assets	$ 61,981	$ 833,030
Lease payment liabilities-current	(40,098)	(483,658)
Lease payment liabilities- non-current	(18,390)	(295,962)
Total	(58,488)	(779,620)
Operating leases cost excluding short-term rental expense	164,217	666,488	$ 698,455
Short-term lease cost	17,043	3,780	22,504
Total	$ 181,261	$ 670,268	$ 720,959